Consolidated Segment Data	6 Months Ended
Jun. 30, 2023
Consolidated Segment Data [Abstract]
CONSOLIDATED SEGMENT DATA
23.	CONSOLIDATED SEGMENT DATA

Selected information by segment is presented in the following tables for the six months ended June 30, 2023 and 2022:

	For the six months ended June 30,
Revenues(1)	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$15,943,156	$15,960,547
Information security	407,689	262,934
Robotics AI solutions	440,229	719,041
General security solutions	1,622,218	-
	$18,413,292	$16,942,522

(1)	Revenue excludes intercompany sales.

	For the six months ended June 30,
Operating loss	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$(1,101,369)	$(962,310)
Information security	(311,916)	(19,041)
Robotics AI solutions	(8,320,982)	(1,977,324)
General security solutions	(542,569)	-
Corporate and others (2)	(1,607,373)	(2,590,961)
Operating loss	(11,884,209)	(5,549,636)
Total other income from five segments	77,765	46,859
Foreign exchange losses, net:
- Secured logistics	(598,053)	(751,622)
- Information security	432	44
- Robotics AI solutions	13,150	5,973
- Corporate and others	810	(154)
Finance costs:
- Secured logistics	(423,440)	(405,365)
- Information security	(6,589)	(1,648)
- Corporate and others	(154,868)	(3,848)
Loss before income tax	(12,975,002)	(6,659,397)
Provision for income tax (expense) benefit	(874,431)	320,183
Net loss for the period	(13,849,433)	(6,339,214)
Less: Loss attributable to the non-controlling interest	30,214	32,392
Net loss attributable to equity holders of the Company	$(13,819,219)	$(6,306,822)

(2)	Includes non-cash compensation, legal and professional fees and consultancy fees for the Company.

For the six months ended June 30, 2023 and 2022, non-cash compensation of $nil and $252,095, respectively was solely attributable the Corporate and others segment.

Depreciation and amortization by segment for six months ended June 30, 2023 and 2022 are as follows:

	For the six months ended June 30,
Depreciation and amortization:	2023	2022
	(Unaudited)	(Unaudited)
Secured logistics	$1,570,069	$1,887,059
Robotics AI solutions	741,548	810,319
General security solutions	124,713	-
	$2,436,330	$2,697,378

Total assets by segment as of June 30, 2023 and December 31, 2022 are as follows:

Total assets	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
Secured logistics	$22,854,857	$25,315,845
Information security	199,259	615,517
Robotics AI solutions	17,330,745	23,577,547
General security solutions	2,296,882	4,260,811
Corporate and others	21,412,959	7,397,254
	$64,094,702	$61,166,974

Total non-current assets by geographical segment as of December 31, 2022 and 2021 are as follows:

Total non-current assets	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
The PRC (including Hong Kong and Macau)	$11,762,228	$11,234,176
Thailand	9,774,623	14,223,714
Other countries	403,977	446,020
	$21,940,828	$25,903,910

Total liabilities by segment as of June 30, 2023 and December 31, 2022 are as follows:

Total liabilities	As of June 30, 2023	As of December 31, 2022
	(Unaudited)	(Audited)
Secured logistics	$12,850,116	$28,789,053
Information security	143,919	238,229
Robotics AI solutions	4,477,486	4,580,740
General security solutions	1,425,037	1,661,469
Corporate and others	20,195,051	6,765,181
	$39,091,609	$42,034,672